Trade payables and accrued liabilities (Details) - CAD ($)	Jun. 30, 2019	Dec. 31, 2018
Trade Payables and Accrued Liabilities [Abstract]
Trade payables	$ 405,354	$ 635,622
Wages payables	85,908	80,573
Due to related parties (Note 16)	123,199	83,331
Accrued liabilities	55,906	463,335
Trade payables and accrued liabilities	$ 670,367	$ 1,262,861